Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 11—Subsequent Events
Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the consolidated financial statements are available for issuance. Based upon this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.